CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Receipts from sales	$ 112,534	$ 64,749	$ 99,423
Payments to suppliers and employees	(40,000)	(32,634)	(49,639)
Settlements of restoration provision	(132)	(110)	(71)
Interest received			107
Payments for (receipts from) commodity derivative settlements, net	(1,428)	10,630	11,736
Premium payments for commodity derivatives			(690)
Income taxes received, net	3,999	25	3,603
Other operating activities	(197)
NET CASH PROVIDED BY OPERATING ACTIVITIES	74,776	42,660	64,469
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for development expenditure	(101,043)	(64,130)	(144,316)
Payments for exploration expenditure	(8,351)	(2,852)	(20,339)
Payments for acquisition of oil and gas properties		(23,506)	(15,023)
Sale of non-current assets	15,348	7,141	41
Payments for acquisition related costs			(578)
Payments for property and equipment	(657)	(295)	(371)
Other investing activities	2,200	3,651	(185)
NET CASH USED IN INVESTING ACTIVITIES	(92,503)	(79,991)	(180,771)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of shares		67,499
Payments for costs of capital raisings		(3,330)
Borrowing costs paid, net of capitalized portion	(12,381)	(11,753)	(6,889)
Deferred financing fees capitalized			(4,708)
Payments for foreign currency derivatives		(390)
Proceeds from borrowings	47,199		207,000
Repayments from borrowings	(28,755)	(250)	(145,000)
NET CASH PROVIDED BY FINANCING ACTIVITIES	6,063	51,776	50,403
Net increase (decrease) in cash held	(11,664)	14,445	(65,899)
Cash and cash equivalents at beginning of year	17,463	3,468	69,217
Effect of exchange rates on cash	(38)	(450)	150
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 5,761	$ 17,463	$ 3,468